Label	Element	Value
Small Cap Stock Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. The examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the S&P SmallCap 600 Index. The fund generally invests in all of the stocks in the index in proportion to their weighting in the index; however, at times, the fund may invest in a representative sample of stocks included in the index and in futures whose performance is tied to the index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P SmallCap 600 Index. The fund attempts to have a correlation between its performance and that of the S&P SmallCap 600 Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P SmallCap 600 Index is an unmanaged index of the common stocks of 600 small-sized companies in the U.S. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies eligible to be included in the S&P SmallCap 600 Index generally have market capitalizations ranging between approximately $1.1 billion and $7.4 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®" and "S&P SmallCap 600® Index" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P SmallCap 600® Index and the S&P 1500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bny.com/investments.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's shares to those of the S&P SmallCap 600® Index and the S&P 1500® Index, a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q4: 31.18 Worst Quarter 2020, Q1: (32.72)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/24)
Small Cap Stock Index Portfolio | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Small Cap Stock Index Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Small Cap Stock Index Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Small Cap Stock Index Portfolio | · Market risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Small Cap Stock Index Portfolio | · Risks of stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

Small Cap Stock Index Portfolio | · Indexing strategy risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Indexing strategy risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

Small Cap Stock Index Portfolio | · Small and midsize company risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

Small Cap Stock Index Portfolio | S&P 1500® Index* reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes	[1]
Label	rr_AverageAnnualReturnLabel	S&P 1500® Index*	[1]
1 Year	rr_AverageAnnualReturnYear01	23.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.13%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.79%	[1]
Small Cap Stock Index Portfolio | S&P SmallCap 600® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600® Index
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Small Cap Stock Index Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2015	rr_AnnualReturn2015	(2.33%)
Annual Return 2016	rr_AnnualReturn2016	25.73%
Annual Return 2017	rr_AnnualReturn2017	12.40%
Annual Return 2018	rr_AnnualReturn2018	(8.98%)
Annual Return 2019	rr_AnnualReturn2019	22.21%
Annual Return 2020	rr_AnnualReturn2020	10.64%
Annual Return 2021	rr_AnnualReturn2021	26.14%
Annual Return 2022	rr_AnnualReturn2022	(16.55%)
Annual Return 2023	rr_AnnualReturn2023	15.39%
Annual Return 2024	rr_AnnualReturn2024	7.96%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.18%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.72%)
1 Year	rr_AverageAnnualReturnYear01	7.96%
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	8.33%

[1]	In accordance with regulatory changes requiring the fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the fund added the indicated benchmark effective as of December 31, 2024.
[2]	Includes .01% of interest expense and loan commitment fees on borrowings.
+ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses not incurred in the ordinary course of the fund's business, and the fees and expenses of the non-interested board members and their counsel. BNY Mellon Investment Adviser, Inc. has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.